Artemis Licensing Agreement	12 Months Ended
Dec. 31, 2017
Artemis Licensing Agreement
Artemis Licensing Agreement

NOTE C - ARTEMIS LICENSING AGREEMENT

Under the terms of the Agreement (Please see NOTE A – NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES for further information), the Company was to pay Artemis a licensing fee of $500,000 payable as follows: (1) $100,000 upon execution of the Agreement (which was paid to Artemis in August 2014), (2) $100,000 in 60 days, (3) $100,000 upon Artemis’ delivery of a functioning prototype, and (4) $200,000 after delivery of the prototype. Due to a lack of funds, the Company failed to pay the $100,000 due within 60 days of the July 31, 2014 Agreement date. Artemis failed to deliver any prototype of the dispensing product to the Company. The initial term of the Agreement expired December 31, 2016 and in the opinion of management the Agreement is no longer in effect.

On December 31, 2016 (expiration date of the initial term of the Agreement), the Company reduced the carrying value of the Artemis Licensing Agreement capitalized costs from $100,000 to $0 and recognized an expense provision for nonrecoverability of Artemis License Agreement costs of $100,000.